LONG-TERM INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2017
LONG-TERM INVESTMENTS
Schedule of long-term investments

	As of
	December 31, 2016	June 30, 2017
Available-for-sale securities:
Quanjude	159,305	146,633
Tang Palace	18,856	—
Banyan Tree	26,784	—
Cjia	42,140	226,530
Cost-method investments:
UBOX/BJ UBOX	48,220	33,822
BJ GOOAGOO/GOOAGOO	60,000	60,000
Founder Service	45,000	45,000
Qingpu	17,143	17,143
Mobike	—	69,009
Blossomhill	—	15,194
Other investments	2,208	6,803
Equity-method investments:
Sheen Star	20,862	20,862
Distrii	28,562	30,750
AAPC LUB	446,100	462,667
China Young	43,054	40,957
CREATER	100,000	101,154
Other investments	6,087	6,190

Total	1,064,321	1,282,714